Disposal of VoIP Supply LLC - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Aggregate purchase price of sale	$ 4,500
Disposal
Disclosure of analysis of single amount of discontinued operations [line items]
Aggregate purchase price of sale		$ 4,500